Variable Interest Entities (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Assets in partnership	$ 167,100,000
Convertible promissory note to FSI	$ 18,000,000
Number of extension options | item	3
Extension options, period	5 years
Potential ownership interest upon conversion of notes issued to FSI	49.90%
Convertible promissory note minimum coupon rate	8.00%
Maximum rate of interest related to certain defined cash flows	18.00%
Liabilities related to VIE	$ 16,390,948,000	$ 10,833,635,000
Weisel Capital Management LLC [Member]
Variable Interest Entity [Line Items]
Assets in partnership	316,100,000
Stifel Financial Corp. [Member]
Variable Interest Entity [Line Items]
Loss exposure	18,000,000
FSI Group, LLC [Member]
Variable Interest Entity [Line Items]
Liabilities related to VIE	$ 0